Investments (Tables)	12 Months Ended
Dec. 31, 2019
Investments [Abstract]
Summary of Investments in Marketable Equity Securities with Readily Determinable Fair Values
A summary of our investments in marketable equity securities that have readily determinable fair values that are classified as available-for-sale follows below. These investments are reported at fair value with gains and losses recorded in earnings beginning in January 2018 upon adoption of ASU 2016-01. Prior to adoption, these investments were reported at fair value with unrealized gains and losses recognized in accumulated other comprehensive income on the balance sheet. Accordingly, upon adoption, we recorded a cumulative effect adjustment to decrease opening retained earnings at January 1, 2018 by a net of tax amount of $0.9 million (pre-tax $1.1 million) for unrealized losses as of the adoption date.

(in thousands, except shares held)	As of December 31, 2019
	HTG Molecular Diagnostics, Inc (HTGM)	Oncimmune Holdings plc (Oncimmune)
Shares held	833,333	560,416
Cost basis	$2,000	$—
Fair value	$585	$285
Total cumulative unrealized (loss) gain	$(1,415)	$285

(in thousands, except shares held)	As of December 31, 2018
	HTGM	Curetis N.V. (Curetis)
Shares held	833,333	204,000
Cost basis	$2,000	$1,444
Fair value	$2,117	$350
Total cumulative unrealized gain (loss)	$117	$(1,094)

Summary of Equity Method Investments Included in Other Assets
A summary of our non-marketable investments accounted for as equity method investments is as follows:

		Equity investments as of December 31,		Share of income (loss) for the years ended December 31,
($ in thousands)	Ownership Percentage	2019	2018	2019	2018	2017
PreAnalytiX GmbH	50.00%	$5,452	$5,405	$3,971	$4,062	$3,818
Suzhou Fuda Business Management and Consulting Partnership	33.67%	3,100	3,138	—	—	—
TVM Life Science Ventures III	4.80%	1,219	—	(330)	—	—
Apis Assay Technologies Ltd	19.00%	719	770	(51)	—	—
Hombrechtikon Systems Engineering AG	19.00%	(761)	378	(1,124)	(668)	(346)
MAQGEN Biotechnology Co., Ltd	40.00%	—	5,154	(383)	(579)	(542)
Biotype Innovation GmbH	0.00%	—	—	—	(123)	39
Pyrobett	19.00%	—	—	—	(100)	195
		$9,729	$14,845	$2,083	$2,592	$3,164

Changes in Non-Marketable Investments Not Accounted for Under the Equity Method	The changes in these investments which are measured at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer for the years ended December 31, 2019 and 2018 are as follows:

(in thousands)	2019	2018
Balance at beginning of year	$59,484	$33,605
Cash investments in equity securities, net	3,619	9,633
Net increases due to observable price changes	7,760	13,104
Conversion of note receivable to equity securities	—	11,369
Sale of equity securities	—	(5,400)
Full acquisition of equity securities	—	(2,710)
Foreign currency translation adjustments	(14)	(117)
Balance at end of year	$70,849	$59,484